Commitments and contingencies (Tables)	12 Months Ended
Mar. 31, 2022
Commitments and contingencies
Schedule of future minimum payments under the cooperation agreements

	March 31, 2022
	RMB	US$
Fiscal years ending March 31,
2023	7,100	1,120
2024	7,100	1,120
2025	7,100	1,120
2026	5,933	936
2027	3,600	568
2028 and thereafter	9,300	1,467
Total payments	40,133	6,331